Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operations:
Loss from operations	$ (28,073)	$ (6,000)
Interest income	(7)
Share based compensation expense	20,843
Changes in operating assets and liabilities:
Other receivables	(347)
Accrual	(16,000)	(16,000)
Net cash used in operations	(23,584)	(22,000)
Cash Flows from Investing Activities:
Interest received	7
Net Cash Provided By Investing Activities	7
Cash flows from financing activities:
Issuance of shares	97,200
Advances from related parties	121,498	22,154
Repayment to related parties	(195,644)
Net cash provided by financing activities	23,054	22,154
Effect of exchange rate change on cash and cash equivalents	(39)	(7)
Net increase (decreased) in cash and cash equivalents	(562)	147
Cash and cash equivalents, beginning of period	1,334	44
Cash and cash equivalents, end of period	772	191
Supplemental cash flow disclosure:
Cash paid for interest expense
Cash paid for income taxes